UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM 13F

FORM 13F COVER PAGE


Report for the Quarter Ended: September 30, 1999

Institutional Investment Manager Filing this Report:

Aristeia Capital, LLC
277 Park Avenue, 27th Floor
New York, NY 10172

13F File Number:  28-7622

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Robert H. Lynch, Jr.
Title: Managing Member
Phone: (212) 350-4062
Signature, Place, and Date of Signing:

Robert H. Lynch, Jr.           New York, NY         November  12, 1999

Report Type:

13F Holdings Report


List of  Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.











FORM 13F SUMMARY PAGE



Report Summary:

Number  of Other Included Managers: 0

Form 13F Information Table Entry Total:  21

Form 13F Information Table Value Total: $82,252













































[NOTIFY-INTERNET] goldman@aristeiacapital.com

                                             VALUE SHARES/
PUTINVSTMT
    NAME OF ISSUER     TITLE OF CLASS CUSIP  (x$100PRN AMT
CALDSCRETN
AMKOR TECHNOLOGY, INC. SB NT CV 5.75%031652AA12,8699,880,00PRN   SOLE
AMERITRADE HLDG CORP   SB NT CV 144A 03072hAA 2,5252,500,00PRN   SOLE
ASPECT TELECOMM CORP   SD CV ZRO 144A045237AB 3,90015,000,0PRN   SOLE
ASPECT TELECOMM CORP   SB DB CV ZERO 045237AE   5202,000,00PRN   SOLE
ALZA CORP DEL          SUB DB CONV 5%022615AD 1,2061,000,00PRN   SOLE
CHESAPEAKE ENERGY CORP PFD CONV 7%   16516730 6,514 197,400SH    SOLE
CHECKPOINT SYS INC     SB DB CV 5.25%162825AB 1,3271,775,00PRN   SOLE
CENTOCOR INC           SB DB CV 4.75%152342AE 3,9493,000,00PRN   SOLE
GLOBAL TELESYSTEMS INC SRSB BD CV144A37936UAA 1,510 750,000PRN   SOLE
HEWLETT PACKARD CO     SB LYON ZERO 1428236AC10,41317,000,0PRN   SOLE
LENNAR CORP            SR DB CV ZRO 1526057AA 1,9535,033,00PRN   SOLE
METRICOM INC           SB NT CONV 8%0591596AC 1,7951,145,00PRN   SOLE
NATIONAL AUSTRALIA BANKCAP UTS EXCHBL63252530 5,565 202,200SH    SOLE
RECKSON ASSOC REALTY   PFD CV SER A  75621K20   439  21,500SH    SOLE
ROYAL CARIBBEAN CRUISESPFD CONV A    V7780T1111,765  84,100SH    SOLE
SEALED AIR CORP        PFD CV A $2   81211K20 1,689  33,204SH    SOLE
THERMO INSTRUMENTS SYSTSUB DB CONV 4%883559AE 3,5334,500,00PRN   SOLE
TELEFONOS DE MEXICO SA SR DB CV 4.25%879403AD 4,7195,000,00PRN   SOLE
WORLD COLOR PRESS INC DSR SB NT CV 6%981443AA 2,1102,000,00PRN   SOLE
FEDERATED DEPT STORES  WT D EX 12190131410H12 2,623 145,300SH    SOLE
WORLD ACCESS INC       SB NT CV 4.5%098141AAC 1,3302,000,00PRN   SOLE

                                             82,252
